OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: August 31, 2011

                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-05150
                                   ---------


                     CORNERSTONE STRATEGIC VALUE FUND, INC.

               (Exact name of registrant as specified in charter)


305 MADISON AVENUE, SUITE 740          NEW YORK, NEW YORK              10165
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)


                                Frank J. Maresca


ULTIMUS FUND SOLUTIONS, LLC 305 MADISON AVENUE, SUITE 740     NEW YORK, NY 10165
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 652-6155
                                                     --------------


Date of fiscal year end:         DECEMBER 31, 2009
                          ----------------------------


Date of reporting period:       JUNE 30, 2009
                          ----------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




================================================================================
DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw                  Chairman of the Board of
                                   Directors and President
Thomas H. Lenagh                   Director
Edwin Meese III                    Director
Scott B. Rogers                    Director
Andrew A. Strauss                  Director
Glenn W. Wilcox, Sr.               Director
Gary A. Bentz                      Chief Compliance Officer,
                                   Secretary, and
                                   Assistant Treasurer
William A. Clark                   Vice President
Frank J. Maresca                   Treasurer

                                   STOCK TRANSFER AGENT
INVESTMENT MANAGER                 AND REGISTRAR
Cornerstone Advisors, Inc.         American Stock Transfer &
One West Pack Square               Trust Co.
Suite 1650                         59 Maiden Lane
Asheville, NC 28801                New York, NY 10038

                                   INDEPENDENT REGISTERED
ADMINISTRATOR                      PUBLIC ACCOUNTING FIRM
Ultimus Fund Solutions, LLC        Tait, Weller & Baker LLP
305 Madison Avenue                 1818 Market Street
New York, NY 10165                 Suite 2400
                                   Philadelphia, PA 19103

CUSTODIAN                          LEGAL COUNSEL
JPMorgan Chase Bank, N.A.          Blank Rome LLP
14201 North Dallas Pkwy.           405 Lexington Avenue
Second Floor                       New York, NY 10174
Dallas, TX 75254

EXECUTIVE OFFICES
305 Madison Avenue
New York, NY 10165

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (513) 326-3597.

   CLM
  LISTED
ALTERNEXT.

================================================================================

                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.






















                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2009

================================================================================

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Results of Annual Meeting of Stockholders                                     14

Description of Dividend Reinvestment Plan                                     15

Investment Management Agreement Approval Disclosure                           17

Proxy Voting and Portfolio Holdings Information                               18

Privacy Policy Notice                                                         18

Summary of General Information                                                19

Shareholder Information                                                       19



================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                Percent of
Sector                                                          Net Assets
--------------------------------------------------------------------------------
Information Technology                                            17.3
--------------------------------------------------------------------------------
Healthcare                                                        12.9
--------------------------------------------------------------------------------
Energy                                                            11.7
--------------------------------------------------------------------------------
Consumer Staples                                                  11.1
--------------------------------------------------------------------------------
Financials                                                        10.5
--------------------------------------------------------------------------------
Closed-End Funds                                                   9.6
--------------------------------------------------------------------------------
Industrials                                                        8.8
--------------------------------------------------------------------------------
Consumer Discretionary                                             8.0
--------------------------------------------------------------------------------
Utilities                                                          3.6
--------------------------------------------------------------------------------
Telecommunication Services                                         3.2
--------------------------------------------------------------------------------
Materials                                                          2.6
--------------------------------------------------------------------------------
Other                                                              0.7
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                   Percent of
   Holding                                 Sector                  Net Assets
--------------------------------------------------------------------------------
1. Exxon Mobil Corporation                 Energy                     4.7
--------------------------------------------------------------------------------
2. Liberty All-Star Equity Fund        Closed-End Funds               3.1
--------------------------------------------------------------------------------
3. JPMorgan Chase & Company               Financial                   2.6
--------------------------------------------------------------------------------
4. Microsoft Corporation             Information Technology           2.5
--------------------------------------------------------------------------------
5. Zweig Fund, Inc. (The)               Closed-End Funds              2.4
--------------------------------------------------------------------------------
6. Apple, Inc.                       Information Technology           2.3
--------------------------------------------------------------------------------
7. Johnson & Johnson                       Healthcare                 2.2
--------------------------------------------------------------------------------
8. Procter & Gamble Company (The)    Consumer Staples                 2.1
--------------------------------------------------------------------------------
9. Chevron Corporation                      Energy                    2.1
--------------------------------------------------------------------------------
10. Intel Corporation                Information Technology           1.9
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares         Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.44%
 CLOSED-END FUNDS - 9.55%
  Adams Express Company (The) (a)                        40,100     $    336,840
  Advent/Claymore Enhanced Growth & Income Fund          61,070          553,905
  Liberty All-Star Equity Fund                          475,030        1,638,853
  Liberty All-Star Growth Fund                          283,601          774,231
  Zweig Fund, Inc. (The)                                452,850        1,281,565
  Other Closed-End Funds (b)                                             494,600
                                                                    ------------
                                                                       5,079,994
                                                                    ------------
CONSUMER DISCRETIONARY - 8.04%
  McDonald's Corporation                                 16,900          971,581
  Walt Disney Company (The)                              24,200          564,586
  Other Consumer Discretionary ^ (b)                                   2,740,142
                                                                    ------------
                                                                       4,276,309
                                                                    ------------
CONSUMER STAPLES - 11.12%
  Coca-Cola Company (The)                                15,000          719,850
  Colgate-Palmolive Company                               7,400          523,476
  CVS Caremark Corporation                               10,430          332,404
  PepsiCo, Inc.                                           7,100          390,216
  Procter & Gamble Company (The)                         22,297        1,139,377
  Wal-Mart Stores, Inc.                                  17,600          852,544
  Other Consumer Staples ^ (b)                                         1,953,632
                                                                    ------------
                                                                       5,911,499
                                                                    ------------
ENERGY - 11.74%
  Baker Hughes, Inc.                                     10,600          386,264
  Chevron Corporation                                    17,032        1,128,370
  Conocophillips                                         10,474          440,537
  Exxon Mobil Corporation                                35,500        2,481,805
  Marathon Oil Corporation                               11,500          346,495
  Occidental Petroleum Corporation                        5,000          329,050
  Schlumberger Ltd.                                       8,000          432,880
  Other Energy (b)                                                       697,340
                                                                    ------------
                                                                       6,242,741
                                                                    ------------

                                                         No. of
Description                                              Shares         Value
--------------------------------------------------------------------------------
FINANCIALS - 10.52%
  Charles Schwab
  Corporation (The)                                      22,000     $    385,880
  JPMorgan Chase & Company                               40,132        1,368,902
  Travelers Companies, Inc. (The)                         9,476          388,895
  Wells Fargo & Company                                  39,900          967,974
  Other Financials ^ (b)                                               2,480,944
                                                                    ------------
                                                                       5,592,595
                                                                    ------------
HEALTHCARE - 12.93%
  Abbott Laboratories                                     9,200          432,768
  Amgen, Inc. *                                           9,900          524,106
  Becton, Dickinson and Company                           5,400          385,074
  Bristol-Myers Squibb Company                           23,500          477,285
  Gilead Sciences, Inc. *                                 7,000          327,880
  Johnson & Johnson                                      20,400        1,158,720
  Medtronic, Inc.                                        10,000          348,900
  Merck & Company, Inc.                                  12,500          349,500
  Pfizer, Inc.                                           23,560          353,400
  UnitedHealth Group, Inc. ^                             13,500          337,230
  Wyeth                                                   9,200          417,588
  Other Health Care ^ (b)                                              1,765,242
                                                                    ------------
                                                                       6,877,693
                                                                    ------------
INDUSTRIALS - 8.75%
  Burlington Northern
  Santa Fe Corporation ^                                  5,400          397,116
  General Electric Company                               56,900          666,868
  Other Industrials ^(b)                                               3,592,024
                                                                    ------------
                                                                       4,656,008
                                                                    ------------
INFORMATION TECHNOLOGY - 17.26%
  Apple, Inc. *                                           8,500        1,210,655
  Cisco Systems, Inc. *                                  38,900          725,096
  EMC Corporation *                                      39,148          512,839
  Google, Inc. - Class A *                                2,000          843,180
  Hewlett-Packard Company                                16,900          653,185
  Intel Corporation                                      62,500        1,034,375


================================================================================
See accompanying notes to financial statements.
2

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares         Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
  International Business
  Machines Corporation                                    9,100     $    950,222
  Microsoft Corporation                                  56,200        1,335,874
  Oracle Corporation                                     26,272          562,746
  QUALCOMM, Inc.                                         10,000          452,000
  Other Information Technology ^ (b)                                     900,727
                                                                    ------------
                                                                       9,180,899
                                                                    ------------
MATERIALS - 2.57%
  Monsanto Company                                        4,660          346,424
  Other Materials ^ (b)                                                1,018,673
                                                                    ------------
                                                                       1,365,097
                                                                    ------------
REAL ESTATE INVESTMENT TRUST - 0.20%
  Total Real Estate Investment Trust ^ (b)                               106,203
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.15%
  AT&T, Inc.                                             40,539        1,006,989
  Verizon Communications, Inc.                           21,800          669,914
                                                                    ------------
                                                                       1,676,903
                                                                    ------------
UTILITIES - 3.61%
  Other Utilities ^ (b)                                                1,918,015
                                                                    ------------
TOTAL EQUITY SECURITIES
  (cost - $57,916,625)                                                52,883,956
                                                                    ------------
SHORT-TERM INVESTMENTS - 7.80%
MONEY MARKET SECURITY - 0.60%
 JPMorgan U.S. Government
  Money Market Fund                                     320,260          320,260
                                                                    ------------

                                                      Principal
                                                        Amount
Description                                            (000's)         Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.20%
 J.P. Morgan Securities Inc.+++
  (Agreement dated 6/30/2009
  to be repurchased at
  $3,829,743)(b)                                   $      3,830     $  3,829,717
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $4,149,977)                                                  4,149,977
                                                                    ------------
TOTAL INVESTMENTS - 107.24%
  (cost - $62,066,602)                                                57,033,933
                                                                    ------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (7.24)%                                              (3,851,257)
                                                                    ------------

NET ASSETS - 100.00%                                                $ 53,182,676
                                                                    ============

-----------
   (a)  Affiliated investment. The Fund holds 0.63% (based on net assets) of
        Adams Express Company. A director of the Fund also serves as a director to such company. During the six months ended June 30, 2009 the Fund sold
        9,400 shares of this security. There were no purchases during this period.
   (b)  Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2009.
   ^    Security or a portion thereof is out on loan. * Non-income producing security.
   +    The maturity date for all repurchase agreements held was July 1, 2009, with interest rates ranging from 0.12% to 0.24% and collater- alized by
        $3,944,251 in United States Treasury Bills maturing August 13, 2009.
        Stated interest rate, before rebate earned by borrower of securities on loan.
   ++   Represents investment purchased with collateral received for securities on loan.


================================================================================
                                 See accompanying notes to financial statements.
                                                                               3

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including collateral
  for securities on loan of $3,829,717:
  Unaffiliated issuers (cost - $61,576,313)(1)                     $ 56,697,093
  Affiliated issuer (cost - $490,289)                                   336,840
                                                                   ------------
  Total investments (cost - $62,066,602)                             57,033,933
Receivables:
  Dividends                                                              65,074
  Investment sold                                                        27,485
Prepaid expenses                                                          6,690
                                                                   ------------
Total Assets                                                         57,133,182
                                                                   ------------

LIABILITIES

Payables:
  Upon return of securities loaned                                    3,829,717
  Investment management fees (net of fee waivers)                        42,666
  Directors' fees                                                        25,499
  Other accrued expenses                                                 52,624
                                                                   ------------
Total Liabilities                                                     3,950,506
                                                                   ------------
NET ASSETS (applicable to 6,907,814 shares of
  common stock outstanding)                                        $ 53,182,676
                                                                   ============

NET ASSET VALUE PER SHARE ($53,182,676/6,907,814)                  $       7.70
                                                                   ============

NET ASSETS CONSISTS OF

Capital stock, $0.001 par value; 6,907,814
  shares issued and outstanding
  (100,000,000 shares authorized)                                  $      6,908
Paid-in capital                                                      65,876,011
Accumulated net realized loss on investments                         (7,667,574)
Net unrealized depreciation in value of investments                  (5,032,669)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 53,182,676
                                                                   ============

----------
(1) Includes securities out on loan to brokers with a market value of
    $3,656,934.


================================================================================
See accompanying notes to financial statements.
4

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
  Dividends (including $3,490 earned from an affiliated issuer)     $   890,064
  Securities lending                                                      2,135
                                                                    -----------
  Total Investment Income                                               892,199
                                                                    -----------

Expenses:
  Investment management fees                                            262,112
  Legal and audit fees                                                  214,135
  Directors' fees                                                        54,199
  Printing                                                               27,273
  Administration fees                                                    26,489
  Accounting fees                                                        17,906
  Transfer agent fees                                                    10,507
  Custodian fees                                                          8,927
  Stock exchange listing fees                                             5,455
  Insurance                                                               3,674
  Miscellaneous                                                           1,736
                                                                    -----------
  Total Expenses                                                        632,413
  Less: Management fee waivers                                          (28,834)
  Less: Fees paid indirectly                                            (38,591)
                                                                    -----------
    Net Expenses                                                        564,988
                                                                    -----------
  Net Investment Income                                                 327,211
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from unaffiliated investments                      (1,984,853)
Net realized loss from affiliated investments                           (40,223)
Capital gain distributions from regulated investment
  companies and real estate investment trust                                990
Net change in unrealized depreciation in value of investments         1,962,550
                                                                    -----------
Net realized and unrealized loss on investments                         (61,536)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   265,675
                                                                    ===========


================================================================================
                                 See accompanying notes to financial statements.
                                                                               5

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                          For the Six
                                                          Months Ended
                                                          June 30, 2009   For the Year Ended
                                                           (unaudited)     December 31, 2008
                                                         --------------   ------------------
DECREASE IN NET ASSETS

Operations:
  Net investment income                                  $     327,211    $     984,743
  Net realized loss from investments                        (2,025,076)      (3,741,734)
  Capital gain distributions from regulated
   investment companies and real estate
   investment trust                                                990            8,983
  Net change in unrealized appreciation/(depreciation)
   in value of investments                                   1,962,550      (33,698,235)
                                                         -------------    -------------
  Net increase/(decrease) in net assets resulting
   from operations                                             265,675      (36,446,243)
                                                         -------------    -------------

Dividends and distributions to shareholders:
  Net investment income                                       (327,211)        (984,743)
  Return-of-capital                                         (6,864,270)     (27,088,110)
                                                         -------------    -------------
   Total dividends and distributions to shareholders        (7,191,481)     (28,072,853)
                                                         -------------    -------------

Capital stock transactions:
  Cash in lieu of fractional shares from the
   reverse stock split                                            --               (544)
  Proceeds from 72,113 and 196,609 shares
   newly issued in reinvestment of dividends
   and distributions, respectively                             598,919        3,761,155
                                                         -------------    -------------
  Total Capital stock transactions                             598,919        3,760,611
                                                         -------------    -------------

Total decrease in net assets                                (6,326,887)     (60,758,485)
                                                         -------------    -------------
NET ASSETS

Beginning of period                                         59,509,563      120,268,048
                                                         -------------    -------------

End of period                                            $  53,182,676    $  59,509,563
                                                         =============    =============




================================================================================
See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------


                                                    For the Six
                                                    Months Ended                 For the Years Ended December 31,*
                                                   June 30, 2009   -------------------------------------------------------------
                                                    (unaudited)      2008         2007          2006         2005         2004
                                                   -------------   --------    ---------    ----------    ---------    ---------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period                $   8.71       $  18.12    $   21.28    $    22.60    $   25.92    $   27.60
                                                    --------       --------    ---------    ----------    ---------    ---------
Net investment income #                                 0.05           0.15         0.16          0.20         0.12         0.20
Net realized and unrealized gain/(loss)
  on investments                                       (0.01)         (5.55)        0.96          2.64         0.72         2.20
                                                    --------       --------    ---------    ----------    ---------    ---------
Net increase/(decrease) in net assets
  resulting from operations                             0.04          (5.40)        1.12          2.84         0.84         2.40
                                                    --------       --------    ---------    ----------    ---------    ---------
Dividends and distributions to shareholders:
  Net investment income                                (0.05)         (0.15)       (0.16)        (0.16)       (0.16)       (0.20)
  Net realized capital gains                              --             --        (1.32)           --        (4.00)          --
  Return-of-capital                                    (1.00)         (4.01)       (3.00)        (4.00)          --        (3.96)
                                                    --------       --------    ---------    ----------    ---------    ---------
Total dividends and distributions to                   (1.05)         (4.16)       (4.48)        (4.16)       (4.16)       (4.16)
                                                    --------       --------    ---------    ----------    ---------    ---------
  shareholders
Capital stock transactions:
  Anti-dilutive effect due to shares issed
   in reinvestment of dividends and distributions         --           0.15         0.20            --           --         0.08
                                                    --------       --------    ---------    ----------    ---------    ---------
Net asset value, end of period                      $   7.70       $   8.71    $   18.12    $    21.28    $   22.60    $   25.92
                                                    ========       ========    =========    ==========    =========    =========
Market value, end of period                         $  10.09       $   7.62    $   20.20    $    33.80    $   28.20    $   34.04
                                                    ========       ========    =========    ==========    =========    =========
Total investment return (a)                            50.25%(b)     (49.92)%     (29.04)%       45.36%       (1.32)%       8.38%
                                                    ========       ========    =========    ==========    =========    =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)               $ 53,183       $ 59,510    $ 120,268    $  136,344    $ 139,706    $ 154,690
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                        2.16%(e)       1.40%        1.23%         1.22%        1.20%        1.28%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (d)                     2.41%(e)       1.54%        1.35%         1.32%        1.36%        1.50%
Ratio of expenses to average net assets,
  net of fee waivers, if any (d)                        2.30%(e)       1.44%        1.25%         1.25%        1.26%        1.36%
Ratio of net investment income to
  average net assets                                    1.25%(e)       1.08%        0.86%         0.85%        0.58%        0.73%
Portfolio turnover rate                                 3.51%(b)      13.24%       10.38%        10.59%       21.60%       39.05%

---------
   *    Effective December 23, 2008, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.
   #    Based on average shares outstanding.
   (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
        Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b)  Not annualized.
   (c)  Expenses are net of fees paid indirectly.
   (d)  Expenses exclude the reduction for fees paid indirectly.
   (e)  Annualized.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In May 2009, the Financial Accounting Standards Board ("FASB") issued FASB Statement No. 165, "SUBSEQUENT EVENTS." The Fund has adopted FAS 165 with these financial statements.

FAS 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires the Fund to disclose the date through which the subsequent events have been evaluated. Management has evaluated any matters requiring such disclosure through the date when such financial statements were issued (August 31, 2009). Other than disclosures contained in these notes to the financial statements, subsequent events after such date have not been evaluated with respect to the impact on such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price. Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At June 30, 2009, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the

================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

exception of those days on which the NYSE Alternext US LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management has evaluated the implications of FAS 161 and its impact on the financial statements are not material.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007 and reviewed any uncertain tax positions for open tax years 2005 through 2008 and for the period ended June 30, 2009. The Fund has initiated discussions with the Internal Revenue Service's New York Regional Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Subchapter M requirements of the Internal Revenue Code for certain prior tax years. The outcome of this matter is currently uncertain including, whether ultimately it might negatively affect the tax status of the Fund. The Fund will continue to monitor this matter closely and is pursuing a potential resolution with the Internal Revenue Service by seeking to obtain a closing letter that, if successful, will avoid a material negative tax impact to the Fund. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of this pronouncement.

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o  Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

                                     INVESTMENTS IN         OTHER FINANCIAL
VALUATION INPUTS                       SECURITIES             INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
  Equity Investments                   $52,883,956                 --
  Short-term Investments                 4,149,977                 --
Level 2 - Other Significant
  Observable Inputs                           --                   --
Level 3 - Significant
  Unobservable Inputs                         --                   --
                                       -----------              ---------
Total                                  $57,033,933                 --
                                       ===========              =========

-----------
* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2009.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the six months ended June 30, 2009, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal and extraordinary expenses) exceeded an annual rate of 0.11% and 0.125% of average annual weekly net assets, through February 28, 2009, and thereafter, respectively. For the six months ended June 30, 2009, Cornerstone earned $262,112 for investment management services, of which it waived $28,834. Effective July 1, 2009, the Investment Manager suspended it's voluntary fee waiver.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $38,591 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the six month ended June 30, 2009 were as follows:
                                                           ADAMS
                                                          EXPRESS
                                                          COMPANY
                                                         ---------
Market value at beginning of period                      $ 397,485
                                                         =========
Shares at beginning of period                               49,500
Shares purchased during the period                            --
Shares sold during the period                               (9,400)
                                                         ---------
Shares at end of period                                     40,100
                                                         =========
Dividend income earned
  during the period                                          3,490
                                                         =========
Cost of purchases during the period                           --
                                                         =========
Proceeds from sales during the period                       75,310
                                                         =========
Net realized loss during the period                        (40,223)
                                                         =========
Market value at end of period                            $ 336,840
                                                         =========


NOTE F. INVESTMENT IN SECURITIES

For the six month ended June, 30, 2009, purchases and sales of securities, other than short-term investments, were $1,877,310 and $7,837,592 respectively.

NOTE G. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 6,907,814 shares outstanding at June 30, 2009. Transactions in common stock for the six months ended June 30, 2009 were as follows:

Shares at beginning of period                   6,835,701
Shares newly issued in reinvestment
  of dividends and distributions                   72,113
                                                ---------
Shares at end of period                         6,907,814
                                                =========

NOTE H. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

The Fund had no repurchases during the six months ended June 30, 2009. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at June 30, 2009, was $3,656,934. During the six months ended June 30, 2009, the Fund earned $2,135 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

================================================================================
12

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the year ended December 31, 2008 for the Fund was ordinary income of $984,743 and return-of-capital $27,088,110.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").

At December 31, 2008, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $5,171,824 of which $1,139,305 expires in 2009, $250,210 expires in 2010, $484,687 expires in 2011, and $3,297,622 expires in 2016. These capital loss carryfor-wards are subject to an annual limitation of $1,139,305 for the year ended December 31, 2009.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $62,066,602, $5,866,323, $(10,898,992) and $(5,032,669), respectively.





================================================================================

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 21, 2009, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 6,844,896 shares of common stock outstanding on February 17, 2009:

    (1) To approve the re-election of two Class II Directors until the 2012 Annual Meeting.

    NAME OF CLASS II DIRECTORS            FOR          WITHHELD
    --------------------------            ---          --------
    Thomas H. Lenagh                   5,549,204       405,756
    Scott B. Rogers                    5,578,097       376,863









================================================================================
14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Alternext US LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account. The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the

================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-483.





================================================================================
16

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Strategic Value Fund, Inc.(the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at an in person meeting of the Board held on February 13, 2009.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly (including basic legal fees but excluding other legal and extraordinary expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by comparable closed-end funds, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and
   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


================================================================================
18

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Alternext US LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Alternext US LLC (symbol "CLM"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in The Wall Street Journal under the designation "CornstnStrat" and Barron's under the designation "Cornerstone Str Val". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------




================================================================================

                      This page intentionally left blank.

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

ITEM 2.   CODE OF ETHICS.

Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)


CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DESCRIPTION                                                     NO. OF SHARES       VALUE
----------------------------------------------------------------------------------------------
EQUITY SECURITIES - 99.44%
     CLOSED-END FUNDS - 9.55%
         Adams Express Company (The) (a)                              40,100    $    336,840
         Advent/Claymore Enhanced Growth & Income Fund                61,070         553,905
         BlackRock Dividend Achievers Trust                           15,600         114,504
         Dreman/Claymore Dividend & Income Fund                       11,120         114,314
         General American Investors Company, Inc.                      3,000          56,250
         Liberty All-Star Equity Fund                                475,030       1,638,853
         Liberty All-Star Growth Fund                                283,601         774,231
         Tri-Continental Corporation                                  22,800         209,532
         Zweig Fund, Inc. (The)                                      452,850       1,281,565
                                                                                ------------
                                                                                   5,079,994
                                                                                ------------

     CONSUMER DISCRETIONARY - 8.04%
         Amazon.com, Inc. *                                            3,000         250,980
         Best Buy Company, Inc.                                        4,500         150,705
         Comcast Corporation - Class A                                11,555         167,432
         DIRECTV Group, Inc. (The) ^ *                                 4,000          98,840
         Gap, Inc. (The)                                               9,200         150,880
         Home Depot, Inc. (The)                                        2,000          47,260
         Lowe's Companies, Inc.                                        5,900         114,519
         McDonald's Corporation                                       16,900         971,581
         News Corporation - Class A                                   10,000          91,100
         NIKE, Inc. - Class B                                          6,100         315,858
         Omnicom Group, Inc. ^                                         6,200         195,796
         Staples, Inc.                                                12,800         258,176
         Starbucks Corporation ^ *                                     2,800          38,892
         Target Corporation                                            8,300         327,601
         Time Warner Cable, Inc. ^ *                                   1,966          62,263
         TJX Companies, Inc. (The)                                     5,000         157,300
         Toyota Motor Corporation - ADR ^                              2,500         188,825
         Viacom, Inc. - Class B *                                      5,450         123,715
         Walt Disney Company (The)                                    24,200         564,586
                                                                                ------------
                                                                                   4,276,309
                                                                                ------------
     CONSUMER STAPLES - 11.12%
         Altria Group, Inc.                                           13,300         217,987
         Archer-Daniels-Midland Company                                3,960         106,009
         Coca-Cola Company (The)                                      15,000         719,850
         Colgate-Palmolive Company                                     7,400         523,476
         ConAgra Foods, Inc.                                           3,400          64,804
         CVS Caremark Corporation                                     10,430         332,404

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED) (CONTINUED)

     CONSUMER STAPLES (CONTINUED)
         General Mills, Inc.                                           2,500         140,050
         H.J. Heinz Company                                            4,000         142,800
         Kimberly-Clark Corporation                                    2,500         131,075
         Kraft Foods, Inc. - Class A                                  10,932         277,017
         Kroger Company (The)                                          8,800         194,040
         PepsiCo, Inc.                                                 7,100         390,216
         Philip Morris International, Inc.                             7,300         318,426
         Procter & Gamble Company (The)                               22,297       1,139,377
         Sysco Corporation                                             9,800         220,304
         Walgreen Company ^                                            4,800         141,120
         Wal-Mart Stores, Inc.                                        17,600         852,544
                                                                                ------------
                                                                                   5,911,499
                                                                                ------------
     ENERGY - 11.74%
         Baker Hughes, Inc.                                           10,600         386,264
         Chevron Corporation                                          17,032       1,128,370
         Conocophillips                                               10,474         440,537
         Exxon Mobil Corporation                                      35,500       2,481,805
         Halliburton Company                                          13,200         273,240
         Marathon Oil Corporation                                     11,500         346,495
         Occidental Petroleum Corporation                              5,000         329,050
         Schlumberger Ltd.                                             8,000         432,880
         Transocean Ltd. *                                             2,500         185,725
         XTO Energy, Inc.                                              6,250         238,375
                                                                                ------------
                                                                                   6,242,741
                                                                                ------------
     FINANCIALS - 10.52%
         AFLAC, Inc.                                                   3,500         108,815
         Allstate Corporation (The)                                    6,800         165,920
         American Express Company                                      3,400          79,016
         Bank of America Corporation                                  16,138         213,022
         Bank of New York Mellon Corporation (The)                     5,754         168,650
         Capital One Financial Corporation                             2,500          54,700
         Charles Schwab Corporation (The)                             22,000         385,880
         Goldman Sachs Group, Inc. (The)                               1,800         265,392
         Hudson City Bancorp, Inc. ^                                  13,000         172,770
         JPMorgan Chase & Company                                     40,132       1,368,902
         Marsh & McLennan Companies, Inc.                             10,000         201,300
         MetLife, Inc.                                                 5,700         171,057
         Morgan Stanley                                                7,000         199,570
         PNC Financial Services Group, Inc.                            7,600         294,956
         T. Rowe Price Group, Inc.                                     5,000         208,350
         Travelers Companies, Inc. (The)                               9,476         388,895

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED) (CONTINUED)

     FINANCIALS (CONTINUED)
         U.S. Bancorp                                                  9,901         177,426
         Wells Fargo & Company                                        39,900         967,974
                                                                                ------------
                                                                                   5,592,595
                                                                                ------------
     HEALTH CARE - 12.93%
         Abbott Laboratories                                           9,200         432,768
         Aetna, Inc.                                                   5,000         125,250
         Amgen, Inc. *                                                 9,900         524,106
         Baxter International, Inc.                                    5,000         264,800
         Becton, Dickinson and Company                                 5,400         385,074
         Biogen Idec, Inc. *                                           4,000         180,600
         Bristol-Myers Squibb Company                                 23,500         477,285
         Cardinal Health, Inc. ^                                       7,950         242,872
         Covidien PLC                                                  2,599          97,307
         Eli Lilly & Company                                           4,700         162,808
         Gilead Sciences, Inc. *                                       7,000         327,880
         Johnson & Johnson                                            20,400       1,158,720
         McKesson Corporation                                          2,800         123,200
         Medtronic, Inc.                                              10,000         348,900
         Merck & Company, Inc.                                        12,500         349,500
         Pfizer, Inc.                                                 23,560         353,400
         Schering-Plough Corporation                                  10,000         251,200
         Stryker Corporation                                           3,500         139,090
         UnitedHealth Group, Inc. ^                                   13,500         337,230
         WellPoint, Inc. *                                             3,500         178,115
         Wyeth                                                         9,200         417,588
                                                                                ------------
                                                                                   6,877,693
                                                                                ------------

     INDUSTRIALS - 8.75%
         3M Company                                                    4,400         264,440
         Boeing Company (The)                                          2,200          93,500
         Burlington Northern Santa Fe Corporation ^                    5,400         397,116
         Caterpillar, Inc. ^                                           6,800         224,672
         CSX Corporation                                               6,500         225,095
         Deere & Company ^                                             6,500         259,675
         Emerson Electric Company                                      6,000         194,400
         General Dynamics Corporation                                  3,200         177,248
         General Electric Company                                     56,900         666,868
         Honeywell International, Inc.                                 5,000         157,000
         Illinois Tool Works, Inc.                                     4,800         179,232
         Lockheed Martin Corporation ^                                 3,000         241,950
         Norfolk Southern Corporation                                  5,500         207,185
         Northrop Grumman Corporation                                  2,500         114,200

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED) (CONTINUED)

     INDUSTRIALS (CONTINUED)
         Raytheon Company                                              6,000         266,580
         Union Pacific Corporation                                     4,000         208,240
         United Parcel Service, Inc. - Class B                         4,100         204,959
         United Technologies Corporation                               6,000         311,760
         Waste Management, Inc.                                        9,300         261,888
                                                                                ------------
                                                                                   4,656,008
                                                                                ------------

     INFORMATION TECHNOLOGY - 17.26%
         Adobe Systems, Inc. ^ *                                       4,200         118,860
         Apple, Inc. *                                                 8,500       1,210,655
         Applied Materials, Inc. ^                                    14,800         162,356
         Automatic Data Processing, Inc.                               4,400         155,936
         Cisco Systems, Inc. *                                        38,900         725,096
         Corning, Inc. ^                                              11,500         184,690
         Dell, Inc. *                                                  2,700          37,071
         eBay, Inc. *                                                  2,500          42,825
         EMC Corporation *                                            39,148         512,839
         Google, Inc. - Class A *                                      2,000         843,180
         Hewlett-Packard Company                                      16,900         653,185
         Intel Corporation                                            62,500       1,034,375
         International Business Machines Corporation                   9,100         950,222
         Microsoft Corporation                                        56,200       1,335,874
         Nortel Networks Corporation *                                   660              29
         Oracle Corporation                                           26,272         562,746
         QUALCOMM, Inc.                                               10,000         452,000
         Texas Instruments, Inc. ^                                     6,400         136,320
         Yahoo!, Inc. ^ *                                              4,000          62,640
                                                                                ------------
                                                                                   9,180,899
                                                                                ------------

     MATERIALS - 2.57%
         Alcoa, Inc.                                                  11,400         117,762
         Dow Chemical Company (The)                                    5,400          87,156
         E.I. Du Pont de Nemours & Company                             9,500         243,390
         Freeport-McMoRan Copper & Gold, Inc. ^ *                      5,000         250,550
         Monsanto Company                                              4,660         346,424
         Praxair, Inc.                                                 4,500         319,815
                                                                                ------------
                                                                                   1,365,097
                                                                                ------------
     REAL ESTATE INVESTMENT TRUST - 0.20%
         Simon Property Group, Inc. ^                                  2,065         106,203
                                                                                ------------
     TELECOMMUNICATION SERVICES - 3.15%
         AT&T, Inc.                                                   40,539       1,006,989

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED) (CONTINUED)

     TELECOMMUNICATION SERVICES (CONTINUED)
         Verizon Communications, Inc.                                 21,800         669,914
                                                                                ------------
                                                                                   1,676,903
                                                                                ------------
     UTILITIES - 3.61%
         American Electric Power Company, Inc.                         5,000         144,450
         Dominion Resources, Inc. ^                                    7,700         257,334
         Duke Energy Corporation ^                                    15,800         230,522
         Edison International                                          3,500         110,110
         Exelon Corporation                                            3,000         153,630
         FirstEnergy Corporation                                       5,000         193,750
         FPL Group, Inc.                                               4,000         227,440
         PG&E Corporation                                              5,000         192,200
         Public Service Enterprises Group, Inc. ^                      4,500         146,835
         Southern Company (The) ^                                      8,400         261,744
                                                                                ------------
                                                                                   1,918,015
                                                                                ------------

TOTAL EQUITY SECURITIES (cost - $57,916,625)                                      52,883,956
                                                                                ------------

SHORT-TERM INVESTMENTS - 7.80%
     MONEY MARKET SECURITY - 0.60%
         JPMorgan U.S. Government Money Market Fund                  320,260         320,260
                                                                                 ------------
                                                                  PRINCIPAL
                                                                AMOUNT (000'S)
                                                                --------------
     REPURCHASE AGREEMENTS - 7.20%
         J.P. Morgan Securities, Inc.+++
              (Agreement dated 6/30/2009 to be repurchased at
              $172,785, 0.12%, 7/1/2009, collateralized by
              $179,966 in United States Treasury Bills)         $        173         172,784

         J.P. Morgan Securities, Inc.+++
              (Agreement dated 6/30/2009 to be repurchased at
              $3,656,958, 0.24%, 7/1/2009, collateralized by
              $3,764,285 in United States Treasury Bills)              3,657       3,656,933
                                                                                ------------
                                                                                   3,829,717
                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (cost - $4,149,977)                                   4,149,977

TOTAL INVESTMENTS - 107.24% (cost - $62,066,602)                                  57,033,933
                                                                                ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.24)%                                   (3,851,257)
                                                                                ------------

NET ASSETS - 100.00%                                                            $ 53,182,676
                                                                                ============

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED) (CONTINUED)




ADR     - American Depositary Receipt.


(a)  Affiliated investment. The Fund holds 0.04% (based on net assets) of Adams
     Express Company. A director of the Fund also serves as a director to such company. During the six months ended June 30, 2009 the Fund sold 9,400 shares of this security. There were no purchases during this period.
* Non-income producing security.
^ Security or a portion thereof is out on loan.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

See accompanying notes to financial statements.

(b)   Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Not required

(b) There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


None


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto






Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   CORNERSTONE STRATEGIC VALUE FUND, INC.
               --------------------------------------





By (Signature and Title)*    /S/ RALPH W. BRADSHAW
                           ---------------------------------------------
                            Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)

Date     SEPTEMBER 4, 2009
      ---------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /S/ RALPH W. BRADSHAW
                           --------------------------------------------
                            Ralph W. Bradshaw, Chairman and President
                            (Principal Executive Officer)


Date    SEPTEMBER 4, 2009
      ---------------------


By (Signature and Title)*     /S/ FRANK J. MARESCA
                           --------------------------------------------
                              Frank J. Maresca, Treasurer
                              (Principal Financial Officer)


Date   SEPTEMBER 4, 2009
     ----------------------



* Print the name and title of each signing officer under his or her signature.